OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

13.         OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2019	2020
Rental deposits (1)	6,638	5,964
Prepayment for investments (2)	6,295	6,017
Prepayment for property, plant and equipment	2,880	1,943
Others	671	514
	16,484	14,438
(1)	Rental deposits represent office and kindergartens rental deposits for the Group’s operations, which will not be refunded within one year.

(2)	On June 21, 2019, the Group entered into an agreement to additionally acquire 10% equity interest, from the non-controlling interest holder, of Shandong Buladun. As of December 31, 2019, the group paid consideration for this acquisition of $1,362 in cash. The transaction has not yet been completed as of December 21, 2020.

On July 15, 2019, the Group entered into an agreement with third parties to acquire 80% equity interest in five kindergartens in Singapore. As of December 31, 2019, the group has partially paid consideration for this acquisition of $297 in cash. In 2020, the transaction was terminated and the prepayment for investment was repaid to the Group.

On September 6, 2019, the Group entered into agreement to acquire 10% equity interest, from the non-controlling interest holder, of DKW. As of December 31, 2019, the group has paid consideration for this acquisition of $4,636 in cash. The transaction has not yet been completed as of December 31, 2020.